Summary of Significant Accounting Policies (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Amortizable intangible assets
Amortization	$ 48,586	$ 39,181	$ 35,746
Deferred financing costs
Gross carrying amount	63,033	62,418
Accumulated amortization	15,956	16,811
Prepaid Expenses and Accrued Expenses
Minimum percentage of current assets and liabilities required to be disclosed separately	5.00%
Income tax receivable	41,559	31,915
Other	97,910	112,886
Prepaid expenses	139,469	144,801
Interest	69,525	71,971
Payroll and vacation	75,050	91,519
Incentive compensation	66,552	58,562
Dividend	6,182	55,142
Self-insured liabilities	33,381	32,850
Other	153,795	151,294
Accrued expenses	404,485	461,338
Amortization expense included in depreciation and amortization
Estimated amortization expense for existing intangible assets for the next five succeeding fiscal years
2015	48,230
2016	48,040
2017	47,192
2018	46,389
2019	45,189
Amortization expense offsetting revenues
Estimated amortization expense for existing intangible assets for the next five succeeding fiscal years
2015	7,748
2016	6,073
2017	4,280
2018	2,838
2019	1,554
Customer Relationships and Acquisition Costs
Amortizable intangible assets
Gross carrying amount	904,866	879,378
Accumulated amortization	297,029	273,894
Customer Relationships and Acquisition Costs | Amortization expense included in depreciation and amortization
Amortizable intangible assets
Amortization	46,733	37,725	34,806
Customer Relationships and Acquisition Costs | Amortization expense offsetting revenues
Amortizable intangible assets
Amortization	11,715	11,788	10,784
Deferred Financing Costs | Amortization expense charged to interest expense
Estimated amortization expense for existing intangible assets for the next five succeeding fiscal years
2015	7,702
2016	6,874
2017	5,714
2018	5,683
2019	4,966
Initial costs for transport of boxes | Minimum
Amortizable intangible assets
Useful life of finite-lived intangible assets	1 year
Initial costs for transport of boxes | Maximum
Amortizable intangible assets
Useful life of finite-lived intangible assets	30 years
Initial costs for transport of boxes | Weighted average
Amortizable intangible assets
Useful life of finite-lived intangible assets	25 years
Customer's current record management vendor | Minimum
Amortizable intangible assets
Useful life of finite-lived intangible assets	1 year
Customer's current record management vendor | Maximum
Amortizable intangible assets
Useful life of finite-lived intangible assets	15 years
Customer's current record management vendor | Weighted average
Amortizable intangible assets
Useful life of finite-lived intangible assets	6 years
Customer relationship intangible assets | Minimum
Amortizable intangible assets
Useful life of finite-lived intangible assets	10 years
Customer relationship intangible assets | Maximum
Amortizable intangible assets
Useful life of finite-lived intangible assets	30 years
Customer relationship intangible assets | Weighted average
Amortizable intangible assets
Useful life of finite-lived intangible assets	20 years
Other intangible assets
Amortizable intangible assets
Gross carrying amount	10,630	9,475
Accumulated amortization	8,608	7,305
Other intangible assets | Minimum
Amortizable intangible assets
Useful life of finite-lived intangible assets	5 years
Other intangible assets | Maximum
Amortizable intangible assets
Useful life of finite-lived intangible assets	10 years
Other intangible assets | Weighted average
Amortizable intangible assets
Useful life of finite-lived intangible assets	6 years
Other intangible assets | Amortization expense included in depreciation and amortization
Amortizable intangible assets
Amortization	$ 1,853	$ 1,456	$ 940